RELATED PARTY TRANSACTIONS (Details Narrative) $ in Millions			12 Months Ended
	Sep. 24, 2021 USD ($)	Sep. 24, 2021 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 06, 2021 USD ($)	Oct. 05, 2021 USD ($)	Sep. 24, 2021 SGD ($)
Related Party Transaction [Line Items]
Revolving loan facility				$ 0.5	$ 1.2
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Dividends	$ 2.1	$ 2,900,000
Dividends payable	1.9							$ 2,500,000
Triple Business Limited [Member]
Related Party Transaction [Line Items]
Dividends payable	$ 0.3							$ 406,000
Ms Hong Bee Yin [Member]
Related Party Transaction [Line Items]
Loans payable						$ 1.8
Ms Hong Bee Yin [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit repayment value			$ 0.6	$ 1.1			$ 1.1
Loans payable						$ 0.7
Line of credit outstanding loan